Other Receivables, Prepayments and Deposits (Tables)	6 Months Ended
Jun. 30, 2025
Other Receivables, Prepayments and Deposits
Schedule of other receivables, prepayments and deposits

	June 30,	December 31,
	2025	2024

	(in US$’000)
Prepayments	11,556	7,924
Interest receivables	5,289	2,741
Value-added tax receivables	1,810	3,297
Deposits	1,125	1,081
Others	1,719	1,566
	21,499	16,609